Short-Term Investments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Short-Term Investments (Details) [Line Items]
Short investment maturity period	12 months
Investment income	$ 189,664	$ 11,677
Minimum [Member]
Short-Term Investments (Details) [Line Items]
Prospective rates	1.80%
Maximum [Member]
Short-Term Investments (Details) [Line Items]
Prospective rates	9.00%